Janus Henderson Venture Fund

Schedule of Investments (unaudited)

June 30, 2020

Shares or Principal Amounts		Value
Common Stocks – 97.3%
Aerospace & Defense – 0.6%
HEICO Corp	236,294	$19,196,525
Auto Components – 0.6%
Visteon Corp*	266,806	18,276,211
Automobiles – 0.7%
Thor Industries Inc	215,289	22,934,737
Banks – 0.3%
UMB Financial Corp	171,589	8,845,413
Biotechnology – 9.7%
Arcturus Therapeutics Holdings Inc*	115,558	5,401,181
Ascendis Pharma A/S (ADR)*	104,862	15,509,090
Bridgebio Pharma Inc*,#	304,762	9,938,289
Deciphera Pharmaceuticals Inc*	304,303	18,172,975
Eagle Pharmaceuticals Inc/DE*	465,665	22,342,607
FibroGen Inc*	533,406	21,618,945
Global Blood Therapeutics Inc*	289,095	18,250,567
Heron Therapeutics Inc*	596,410	8,773,191
Immunomedics Inc*	161,857	5,736,212
Insmed Inc*	935,405	25,761,054
Knight Therapeutics Inc*	1,889,620	9,772,457
Ligand Pharmaceuticals Inc*,#	356,860	39,914,791
Mirati Therapeutics Inc*	216,372	24,703,191
Myovant Sciences Ltd*	708,784	14,615,126
Neurocrine Biosciences Inc*	283,235	34,554,670
Orchard Therapeutics plc (ADR)*	980,973	5,885,838
PTC Therapeutics Inc*	345,033	17,506,974
Rhythm Pharmaceuticals Inc*	680,041	15,164,914
Vaxcyte Inc*,§	38,731	1,224,287
		314,846,359
Building Products – 1.4%
CSW Industrials Inc£	647,965	44,780,861
Capital Markets – 2.0%
Assetmark Financial Holdings Inc*	593,381	16,193,368
LPL Financial Holdings Inc	611,495	47,941,208
		64,134,576
Chemicals – 3.5%
Chase Corp	144,307	14,791,468
HB Fuller Co	389,529	17,372,993
Sensient Technologies Corp	784,759	40,933,029
Valvoline Inc	2,081,812	40,241,426
		113,338,916
Commercial Services & Supplies – 1.4%
Brady Corp	747,368	34,991,770
Cimpress PLC*	153,404	11,710,861
		46,702,631
Construction & Engineering – 0.5%
Construction Partners Inc*	917,598	16,296,541
Containers & Packaging – 0.5%
Sealed Air Corp	505,943	16,620,228
Diversified Consumer Services – 3.2%
frontdoor Inc*	680,032	30,145,819
K12 Inc*	996,892	27,155,338
ServiceMaster Global Holdings Inc*	1,276,060	45,542,581
		102,843,738
Diversified Financial Services – 2.7%
Clarivate Analytics PLC*	2,740,624	61,198,134
Everarc Holdings Ltd*	1,392,863	18,079,362
GTY Technology Holdings Inc*,#	1,830,127	7,622,479
GTY Technology Holdings Inc PP*	2,606	10,311
		86,910,286
Diversified Telecommunication Services – 0.6%
Vonage Holdings Corp*	1,830,267	18,412,486
Electrical Equipment – 0.7%
EnerSys	372,503	23,981,743
Electronic Equipment, Instruments & Components – 3.3%
Belden Inc	534,775	17,406,926
National Instruments Corp	324,815	12,573,589
Novanta Inc*	271,617	29,000,547
OSI Systems Inc*	368,209	27,483,120

Shares or Principal Amounts		Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
Rogers Corp*	176,410	$21,980,686
		108,444,868
Energy Equipment & Services – 0%
Solaris Oilfield Infrastructure Inc	173,370	1,286,405
Entertainment – 0.5%
Manchester United PLC	965,605	15,285,527
Equity Real Estate Investment Trusts (REITs) – 0.7%
Easterly Government Properties Inc	993,442	22,968,379
Food & Staples Retailing – 0.6%
Casey's General Stores Inc	119,966	17,937,316
Food Products – 0.7%
Hain Celestial Group Inc*	705,831	22,240,735
Health Care Equipment & Supplies – 7.8%
AngioDynamics Inc*	373,889	3,802,451
Axogen Inc*	1,176,910	10,874,648
CryoPort Inc*,#	1,169,835	35,387,509
Glaukos Corp*,#	240,223	9,229,368
Globus Medical Inc*	664,587	31,707,446
Heska Corp*	155,094	14,450,108
ICU Medical Inc*	148,249	27,323,773
Insulet Corp*	190,418	36,990,601
Integra LifeSciences Holdings Corp*	588,712	27,663,577
STERIS PLC	265,732	40,773,918
Surmodics Inc*	350,774	15,167,468
		253,370,867
Health Care Providers & Services – 0.5%
HealthEquity Inc*	299,965	17,598,947
Hotels, Restaurants & Leisure – 1.3%
Cedar Fair LP	404,562	11,125,455
Dunkin' Brands Group Inc	331,323	21,612,199
Monarch Casino & Resort Inc*	292,429	9,965,980
		42,703,634
Household Durables – 0.7%
Lovesac Co*,#,£	916,414	24,037,539
Information Technology Services – 5.4%
Broadridge Financial Solutions Inc	404,541	51,049,029
Euronet Worldwide Inc*	418,209	40,072,786
Repay Holdings Corp*	751,840	18,517,819
Shift4 Payments Inc - Class A*	100,170	3,556,035
WEX Inc*	152,626	25,184,816
WNS Holdings Ltd*	684,111	37,612,423
		175,992,908
Insurance – 0.9%
RLI Corp	356,690	29,284,249
Life Sciences Tools & Services – 3.5%
Bio-Techne Corp	164,854	43,532,996
Codexis Inc*	1,188,999	13,554,589
ICON PLC*	123,846	20,863,097
NeoGenomics Inc*	1,190,224	36,873,140
		114,823,822
Machinery – 7.1%
Alamo Group Inc	148,881	15,281,146
Gates Industrial Corp PLC*	2,070,558	21,285,336
ITT Inc	613,265	36,023,186
Kornit Digital Ltd*	742,551	39,637,372
Nordson Corp	184,399	34,982,334
Proto Labs Inc*	93,877	10,558,346
Rexnord Corp	1,414,906	41,244,510
Standex International Corp	384,131	22,106,739
Wabtec Corp	195,552	11,257,929
		232,376,898
Paper & Forest Products – 0.2%
Neenah Inc	110,851	5,482,691
Personal Products – 0.9%
BellRing Brands Inc*	707,179	14,101,149
Ontex Group NV*	1,010,514	14,774,831
		28,875,980
Pharmaceuticals – 6.6%
Catalent Inc*	1,504,666	110,292,018
GW Pharmaceuticals PLC (ADR)*	152,098	18,665,467
MyoKardia Inc*	259,433	25,066,417
Phathom Pharmaceuticals Inc*,#	317,429	10,446,588
Prestige Consumer Healthcare Inc*	579,347	21,760,273

Shares or Principal Amounts		Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
SutroVax Inc	604,217	$17,189,369
Zogenix Inc*	412,807	11,149,917
		214,570,049
Professional Services – 0.2%
TrueBlue Inc*	522,600	7,980,102
Real Estate Management & Development – 2.2%
FirstService Corp#	240,928	24,273,496
Redfin Corp*	1,114,684	46,716,406
		70,989,902
Road & Rail – 0.6%
AMERCO	65,372	19,754,765
Semiconductor & Semiconductor Equipment – 1.1%
ON Semiconductor Corp*	1,828,328	36,237,461
Software – 21.8%
Altair Engineering Inc*	628,531	24,984,107
Blackbaud Inc	675,263	38,544,012
ChannelAdvisor Corp*,£	1,813,786	28,730,370
Descartes Systems Group Inc*	1,162,139	61,360,323
Envestnet Inc*	493,539	36,294,858
Everbridge Inc*	225,065	31,139,993
Guidewire Software Inc*	215,984	23,941,826
Intelligent Systems Corp*,#	312,179	10,639,060
Intelligent Systems Corp PP§	95,103	3,079,055
j2 Global Inc*	666,154	42,107,594
LivePerson Inc*	861,476	35,690,951
Medallia Inc*	712,880	17,993,091
Nice Ltd (ADR)*	521,978	98,779,117
Paylocity Holding Corp*	353,916	51,632,805
RealPage Inc*	665,035	43,233,925
SailPoint Technologies Holding Inc*	1,066,315	28,225,358
SS&C Technologies Holdings Inc	1,018,420	57,520,362
Trade Desk Inc*,#	106,468	43,279,242
Tyler Technologies Inc*	95,510	33,130,509
		710,306,558
Specialty Retail – 1.1%
Vroom Inc*,#	232,328	12,113,582
Williams-Sonoma Inc	297,945	24,434,470
		36,548,052
Textiles, Apparel & Luxury Goods – 0.5%
Carter's Inc	189,127	15,262,549
Thrifts & Mortgage Finance – 0.7%
LendingTree Inc*,#	74,472	21,561,878
Total Common Stocks (cost $2,121,563,014)		3,164,043,332
Preferred Stocks – 0.6%
Pharmaceuticals – 0.6%
Heska Corp§ (cost $18,622,000)	230,327	20,386,588
Rights – 0.1%
Pharmaceuticals – 0.1%
Bristol-Myers Squibb Co* (cost $3,619,055)	1,058,489	3,789,391
Warrants – 0%
Diversified Financial Services – 0%
Everarc Holdings Ltd, expires, 12/1/22* (cost $13,929)	1,392,883	355,185
Investment Companies – 1.8%
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº,£ (cost $58,030,293)	58,029,900	58,035,703
Investments Purchased with Cash Collateral from Securities Lending – 4.4%
Investment Companies – 3.5%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº,£	113,123,693	113,123,693
Time Deposits – 0.9%
Royal Bank of Canada, 0.0900%, 7/1/20	$29,890,923	29,890,923
Total Investments Purchased with Cash Collateral from Securities Lending (cost $143,014,616)		143,014,616
Total Investments (total cost $2,344,862,907) – 104.2%		3,389,624,815
Liabilities, net of Cash, Receivables and Other Assets – (4.2)%		(136,111,635)
Net Assets – 100%		$3,253,513,180

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,008,771,230	88.8%
Israel	138,416,489	4.1
Canada	95,406,276	2.8
United Kingdom	39,836,832	1.2
India	37,612,423	1.1
Ireland	20,863,097	0.6
Virgin Islands (British)	18,434,547	0.5
Denmark	15,509,090	0.5
Belgium	14,774,831	0.4

Total	$3,389,624,815	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/20
Common Stocks - 1.6%
Building Products - N/A
CSW Industrials Incš	$297,179	$2,728,860	$(2,882,693)	$	N/A
Health Care Equipment & Supplies - N/A
Trinity Biotech PLC (ADR)	-	(10,035,899)	9,791,850		-
Household Durables - 0.7%
Lovesac Co*,#	-	382,352	7,917,887		24,037,539
Software - 0.9%
ChannelAdvisor Corp*	-	(645,744)	10,892,067		28,730,370
Total Common Stocks	$297,179	$(7,570,431)	$25,719,111		$52,767,909
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	839,762	(7,292)	5,410		58,035,703
Investments Purchased with Cash Collateral from Securities Lending - 3.5%
Investment Companies - 3.5%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	805,443∆	-	-		113,123,693
Total Affiliated Investments - 6.9%	$1,942,384	$(7,577,723)	$25,724,521		$223,927,305

(1) For securities that were affiliated for a portion of the period ended June 30, 2020, this column reflects amounts for the entire period ended June 30, 2020 and not just the period in which the security was affiliated.

	Value at 9/30/19	Purchases	Sales Proceeds	Value at 6/30/20
Common Stocks - 1.6%
Building Products - N/A
CSW Industrials Incš	52,913,359	2,300,441	(10,279,106)	44,780,861
Health Care Equipment & Supplies - N/A
Trinity Biotech PLC (ADR)	884,105	-	(640,056)	-
Household Durables - 0.7%
Lovesac Co*,#	15,156,287	2,838,502	(2,257,489)	24,037,539
Software - 0.9%
ChannelAdvisor Corp*	14,996,137	3,867,621	(379,711)	28,730,370

Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	67,609,545	404,685,949	(414,257,909)	58,035,703
Investments Purchased with Cash Collateral from Securities Lending - 3.5%
Investment Companies - 3.5%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	28,463,263	357,286,185	(272,625,755)	113,123,693

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	7/16/20	(1,883,800)	$2,314,487	(19,505)
Citibank, National Association:
Canadian Dollar	9/24/20	(22,350,000)	16,388,096	(80,408)
Euro	9/24/20	(3,142,000)	3,534,133	(1,917)

				(82,325)
Credit Suisse International:
Canadian Dollar	9/10/20	(9,566,000)	7,088,236	39,763
Canadian Dollar	9/10/20	(9,482,000)	6,984,914	(1,666)
Euro	9/10/20	(2,601,000)	2,958,679	32,261
Euro	9/10/20	(219,000)	246,020	(380)

				69,978
HSBC Securities (USA), Inc.:
British Pound	9/24/20	(9,566,600)	11,873,538	15,767
Canadian Dollar	9/24/20	(19,638,500)	14,380,732	(89,815)
Euro	9/24/20	(3,769,000)	4,235,176	(6,509)

				(80,557)
JPMorgan Chase Bank, National Association:
Canadian Dollar	7/16/20	(34,884,000)	24,855,537	(844,777)
Total				$(957,186)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2020

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 93,736,419

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2020.

#	Loaned security; a portion of the security is on loan at June 30, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of June 30, 2020.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2020)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Heska Corp	3/30/20	$18,622,000	$20,386,588	0.6%
Intelligent Systems Corp PP	3/5/20	3,804,120	3,079,055	0.1
Vaxcyte Inc	6/12/20	619,696	1,224,287	0.1
Total		$23,045,816	$24,689,930	0.8%

The Fund has registration rights for certain restricted securities held as of June 30, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Diversified Financial Services	$86,899,975	$10,311	$-
Personal Products	14,101,149	14,774,831	-
Pharmaceuticals	197,380,680	17,189,369	-
Software	707,227,503	3,079,055	-
All Other	2,123,380,459	-	-
Preferred Stocks	-	20,386,588	-
Rights	3,789,391	-	-
Warrants	355,185	-	-
Investment Companies	-	58,035,703	-
Investments Purchased with Cash Collateral from Securities Lending	-	143,014,616	-
Total Investments in Securities	$3,133,134,342	$256,490,473	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	87,791	-
Total Assets	$3,133,134,342	$256,578,264	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,044,977	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.